Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit Plans
18.	Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. The Company made no contributions to the plan during the year ended December 31, 2017, 2016 and 2015.